Commitments and Contingencies (Details Narrative) (USD $)	12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013
Operating lease obligations	$ 767,057
Intellectual property royalty rate	6.00%
License fee	4,500,000
Lease payment obligations	381,156	350,073
Minimum [Member]
License fee	187,500
Building [Member]
Operating lease obligations	721,037
Equipment [Member]
Operating lease obligations	46,020
Baker [Member]
Complaint seeking damages	210,000
Brooks [Member]
Complaint seeking damages	$ 150,000